Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Fixed asset impairments	$ 0	$ 0	$ 0
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Net book value of capital lease assets	0.7	0.7
Land and Building
Property, Plant and Equipment [Line Items]
Net book value of capital lease assets	$ 1.5	$ 1.7